Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2015	2014
Series A Notes	$269,037	$323,991
Less – Current maturities	(65,281)	(58,511)
Carrying amount adjustments on Series A Notes (*)	22,589	27,938
Premium on Series A Notes, net	413	505
	$226,758	$293,923

(*)	As a result of fair value hedge accounting, described below and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes
Future principal payments for the Series A Notes, including the effect of the cross-currency interest rate swap transactions are as follows:

		December 31, 2015
2016	current maturities	$55,533
2017		55,533
2018		55,533
2019		55,533
2020		55,533